UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22192

AIP Multi-Strategy Fund A

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited)

March 31, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds

Distressed
Monarch Debt Recovery Fund Ltd	3/1/2011	$1,200,000	$1,210,800	3.40%
York Credit Opportunities Unit Trust	5/1/2010	1,250,000	1,354,486	3.81

Total Distressed		2,450,000	2,565,286	7.21

Equity Long/Short - High Hedge
Ascend Partners Fund II, Ltd.	5/1/2010	750,000	756,569	2.13
Diamondback Offshore Fund, Ltd.	5/1/2010	1,000,000	1,079,926	3.03
Millennium International, Ltd.	5/1/2010	1,750,000	1,903,542	5.35
Prism Partners IV Leveraged Offshore Fund	5/1/2010	1,250,000	1,317,376	3.70

Total Equity Long/Short - High Hedge		4,750,000	5,057,413	14.21

Equity Long/Short - Opportunistic
Broadway Gate Offshore Fund, Ltd.	5/1/2010	1,125,000	1,215,060	3.41
East Side Capital Offshore, Ltd.	5/1/2010	1,000,000	1,112,193	3.13
Lansdowne Global Financials Fund Limited	5/1/2010	1,000,000	893,615	2.51
Lansdowne UK Equity Fund Limited	5/1/2010	1,250,000	1,210,168	3.40
Pelham Long/Short Fund Ltd	5/1/2010	500,000	542,423	1.52
S.A.C. Capital International, Ltd.	5/1/2010	1,000,000	1,119,434	3.15
Seligman Tech Spectrum Fund	5/1/2010	1,250,000	1,335,948	3.75
Sursum Offshore Fund, Ltd.	5/1/2010	750,000	782,547	2.20
Visium Balanced Offshore Fund, Ltd.	3/1/2011	1,100,000	1,115,950	3.14

Total Equity Long/Short - Opportunistic		8,975,000	9,327,338	26.21

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited) (continued)

March 31, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Event Driven Credit
King Street Europe, Ltd.	5/1/2010	$1,000,000	$1,032,128	2.90%

Total Event Driven Credit		1,000,000	1,032,128	2.90

Macro
Brevan Howard Fund Limited	6/1/2010	1,249,101	1,282,430	3.60
Citadel Tactical Trading Ltd.	7/1/2010	940,520	1,176,147	3.31
D.E. Shaw Oculus International Fund	5/1/2010	1,050,000	1,104,925	3.11
Discovery Global Opportunity Fund, Ltd.	5/1/2010	1,000,000	1,051,409	2.95
Pharo Macro Fund, Ltd.	5/1/2010	1,000,000	950,848	2.67

Total Macro		5,239,621	5,565,759	15.64

Mortgage Arbitrage
DoubleLine Opportunistic Income Fund II Ltd	3/1/2011	1,000,000	1,001,000	2.81
SPM Core Offshore Fund, Ltd.	12/1/2010	1,300,000	1,355,636	3.81

Total Mortgage Arbitrage		2,300,000	2,356,636	6.62

Multi-Strategy
Farallon Capital Offshore Investors, Inc.	5/1/2010	1,000,000	1,089,707	3.06
HBK Offshore Fund II L.P.	5/1/2010	1,500,000	1,615,902	4.54
KLS Diversified Fund Ltd.	7/1/2010	1,200,000	1,233,587	3.47

Total Multi-Strategy		3,700,000	3,939,196	11.07

Restructurings and Value
Owl Creek Overseas Fund, Ltd.	5/1/2010	875,000	823,487	2.31

Total Restructurings and Value		875,000	823,487	2.31

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited) (continued)

March 31, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Statistical Arbitrage
GSA Capital International Fund Limited	2/1/2011	$1,000,000	$1,037,825	2.91%
Two Sigma Spectrum Cayman Fund, Ltd.	5/1/2010	874,916	931,459	2.62

Total Statistical Arbitrage		1,874,916	1,969,284	5.53

Total Investments in Investment Funds		31,164,537	32,636,527	91.70

Short-Term Investments
State Street Institutional Liquid Reserves Fund - Institutional Class 0.19%		707,693	707,693	1.99

Total Short-Term Investments		707,693	707,693	1.99

Total Investments in Investment Funds and Short-Term Investments		$31,872,230	33,344,220	93.69

Other Assets, less Liabilities			2,245,661	6.31

Total Net Assets			$35,589,881	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited) (continued)

March 31, 2011

Strategy Allocation	Percent of Net Assets
Equity Long/Short - Opportunistic	26.21%
Macro	15.64
Equity Long/Short - High Hedge	14.21
Multi-Strategy	11.07
Distressed	7.21
Mortgage Arbitrage	6.62
Statistical Arbitrage	5.53
Event Driven Credit	2.90
Restructurings and Value	2.31
Short-Term Investments	1.99

Total Investments in Investment Funds and Short-Term Investments	93.69%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of AIP Multi-Strategy Fund A (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. The Adviser values the Fund’s investments based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Short-term investments are invested in a money market fund. Investments in money market funds are valued at net asset value.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, short-term investments that are valued at amortized cost)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2 or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2011 to March 31, 2011, the Fund did not have any transfers between Levels 1 and 2.

The following is a summary of the inputs used for investment tranches as of March 31, 2011 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Distressed	$—	$1,354,486	$1,210,800	$2,565,286
Equity Long/Short - High Hedge	—	2,073,945	2,983,468	5,057,413
Equity Long/Short - Opportunistic	—	7,702,161	1,625,177	9,327,338
Event Driven Credit	—	—	1,032,128	1,032,128
Macro	—	5,565,759	—	5,565,759
Mortgage Arbitrage	—	2,356,636	—	2,356,636
Multi-Strategy	—	1,233,587	2,705,609	3,939,196
Restructurings and Value	—	823,487	—	823,487
Statistical Arbitrage	—	1,969,284	—	1,969,284

Total Investment Funds	$—	$23,079,345	$9,557,182	$32,636,527

Short-Term Investments	$—	$707,693	$—	$707,693

The following is a reconciliation of investment tranches for which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of December 31, 2010	Transfers into Level 3*	Transfers out of Level 3**	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Purchases	Distributions/ sales	Balance as of March 31, 2011
Investment Funds
Distressed	$1,274,842	$—	$(1,274,842)	$—	$10,800	$1,200,000	$—	$1,210,800
Equity Long/Short - High Hedge	2,382,692	—	—	—	100,776	500,000	—	2,983,468
Equity Long/Short - Opportunistic	2,280,567	—	(1,215,673)	—	60,283	500,000	—	1,625,177
Event Driven Credit	1,005,573	—	—	—	26,555	—	—	1,032,128
Multi-Strategy	1,068,281	1,056,614	—	—	80,714	500,000	—	2,705,609

Total Investment Funds	$8,011,955	$1,056,614	$(2,490,515)	$—	$279,128	$2,700,000	$—	$9,557,182

Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of March 31, 2011
Investment Funds
Distressed	$10,800
Equity Long/Short - High Hedge	100,776
Equity Long/Short - Opportunistic	60,283
Event Driven Credit	26,555
Multi-Strategy	80,714

Total Investment Funds	$279,128

*	Transfers into Level 3 of $1,056,614 are due to changes in the Fund’s ability to fully redeem investment tranches, based on changes to the available redemption date for each applicable investment tranche.
**	Transfers out of Level 3 of $2,490,515 are due to changes in the Fund’s ability to fully redeem investment tranches, based on changes to the available redemption date for each applicable investment tranche.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AIP Multi-Strategy Fund A

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	May 27, 2011

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	May 27, 2011

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	May 27, 2011